Inventories (Tables)	6 Months Ended
Jun. 30, 2016
Inventories [Abstract]
Schedule of inventories
	December 31, 2015	June 30, 2016
Lubricants	$7,438	$7,273
Bunkers	6,809	9,609
Total	$14,247	$16,882